Grant Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Grant Revenue
7. Grant Revenue
On September 19, 2022, the Company entered into that certain CPRIT contract (“CPRIT Contract”), effective as of August 31, 2022, with CPRIT, pursuant to which CPRIT will provide the Company with a CPRIT grant (“CPRIT Grant”) over a three-year period to fund the continued development of rhenium (
186
Re) obisbemeda for the treatment of patients with leptomeningeal metastases (“LM”). The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of rhenium (
186
Re) obisbemeda based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.
The CPRIT Contract will terminate on August 30, 2025, unless terminated earlier by (a) the mutual written consent of all parties to the CPRIT Contract, (b) CPRIT for an event of default by the Company, (c) CPRIT, if the funds allocated to the CPRIT Grant become legally unavailable during the term of the CPRIT Contract and CPRIT is unable to obtain additional funds for such purposes, and (d) the Company for convenience. CPRIT may require the Company to repay some or all of the disbursed CPRIT Grant proceeds (with interest not to exceed 5% annually) in the event of the early termination of the CPRIT Contract by CPRIT for an event of default by the Company or by the Company for convenience, or if the Company relocates its principal place of business outside of the state of Texas during the CPRIT Contract term or within three years after the final payment of the grant funds.
The Company retains ownership over any intellectual property developed under the CPRIT Contract (each, a “Project Result”). With respect to non-commercial
use of any Project Result, the Company granted to CPRIT a nonexclusive, irrevocable, royalty-free, perpetual, worldwide license with right to sublicense any necessary additional intellectual property rights to exploit all Project Results by CPRIT, other governmental entities and agencies of the State of Texas, and private or independent institutions of higher education located in Texas, for education, research and other non-commercial
purposes.
The Company recognized $1.7 million and $0.5 million in grant revenue from the CPRIT Contract during the three months ended March 31, 2024 and 2023, respectively.

9. Grant Revenue
On September 19, 2022, the Company entered into the CPRIT Contract, effective as of August 31, 2022, with CPRIT, pursuant to which CPRIT will provide the Company with the CPRIT Grant of up to $17.6 million over a three-year period to fund the continued development of rhenium (
186
Re) obisbemeda (previously known as
186
RNL) for the treatment of patients with leptomeningeal metastases (“LM”). The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of rhenium (
186
Re) obisbemeda based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.
The CPRIT Contract will terminate on August 30, 2025, unless terminated earlier by (a) the mutual written consent of all parties to the CPRIT Contract, (b) CPRIT for an event of default by the Company, (c) CPRIT, if the funds allocated to the CPRIT Grant become legally unavailable during the term of the CPRIT Contract and CPRIT is unable to obtain additional funds for such purposes, and (d) the Company for convenience. CPRIT may require the Company to repay some or all of the disbursed CPRIT Grant proceeds (with interest not to exceed 5% annually) in the event of the early termination of the CPRIT Contract by CPRIT for an event of default by the Company or by the Company for convenience, or if the Company relocates its principal place of business outside of the state of Texas during the CPRIT Contract term or within three years after the final payment of the grant funds.
The Company retains ownership over any intellectual property developed under the contract (each, a “Project Result”). With respect to non-commercial
use of any Project Result, the Company granted to CPRIT a nonexclusive, irrevocable, royalty-free, perpetual, worldwide license with right to sublicense any necessary additional intellectual property rights to exploit all Project Results by CPRIT, other governmental entities and agencies of the State of Texas, and private or independent institutions of higher education located in Texas, for education, research and other non-commercial
purposes.
The Company determined that the CPRIT Contract is not in the scope of ASC 808, ASC
958-605,
or ASC 606. Applying IAS 20 by analogy, the Company recognizes proceeds received under the CPRIT Contract as grant revenue on the statement of operations when related costs are incurred.
During the three months ended June 30, 2023, the Company identified eligible costs of approximately $637,000 and $168,000 that were incurred in the fourth quarter of 2022 and the three months ended March 31, 2023, respectively, that were reimbursable under the CPRIT arrangement. The Company determined that these costs should have been recorded in these respective periods as grant revenue. The Company assessed the impact of this error on the Company’s previously issued financial statements and determined that it was immaterial. As a result, an out-of-period
adjustment of approximately $637,000 has been recorded as an increase in grant revenue in the year ended December 31, 2023.

The Company recognized $4.9 million and $0.2 million in grant revenue from the CPRIT Contract during the year ended December 31, 2023 and 2022, respectively.